Tax matters - Components of current and deferred tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax matters
Current income tax charge	$ 3,670	$ 28,004	$ 62,110
Adjustments in current income tax in respect of prior years	(300)	(1,183)	(1,533)
Total	3,370	26,821	60,577
Origination and reversal of temporary differences	(9,162)	(7,758)	(3,216)
Impact of tax rate changes		(48)	(555)
Write-down of deferred tax assets	7,292
Adjustments in deferred tax in respect of prior years	968	(2,763)	734
Total	(902)	(10,569)	(3,037)
Income tax expense	$ 2,468	$ 16,252	$ 57,540